Investment in securities - Narrative (Details)	Dec. 31, 2018 security	Dec. 31, 2017 security
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	198	161
Available-for-sale and held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	75.00%	59.00%
Available-for-sale and held-to-maturity, securities in unrealized loss positions, qualitative disclosure, percentage of fair value of affected securities	2.60%	1.30%
Standard & Poor's, A Minus To A Plus Rating | Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	6
Standard & Poor's, AAA To AA Plus Rating | Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	11	8
Standard & Poor's, AAA To AA Plus Rating | Commercial mortgage-backed securities | Minimum
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.25
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.38
Standard & Poor's, AAA To AA Plus Rating | Commercial mortgage-backed securities | Maximum
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.46
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.72
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	17
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities | Minimum
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.06
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.21
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities | Maximum
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.53
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.65
No Explicit Credit Support | Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions		3
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of defeased positions		2
No Explicit Credit Support | Commercial mortgage-backed securities | Maximum
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio		0.30